SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent accounting pronouncements (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Recent accounting pronouncements
Total operating revenue exceeded amount | $		$ 1,350,000
Right-of-use assets			¥ 55,362
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]			Other Assets, Noncurrent	Other Assets, Noncurrent
Lease liabilities			¥ 52,204
Operating Lease, Liability, Statement of Financial Position [Extensible List]			us-gaap:AccruedLiabilitiesAndOtherLiabilities us-gaap:OtherLiabilitiesNoncurrent	us-gaap:AccruedLiabilitiesAndOtherLiabilities us-gaap:OtherLiabilitiesNoncurrent
Accumulated (deficit)/Retained earnings			¥ 2,071,332	$ 297,528	¥ (430,263)
New standard adjustment | ASU 2016-02 Leases (Topic 842)
Recent accounting pronouncements
Lease, Practical Expedients, Package [true false]	true
Right-of-use assets	¥ 33,258
Lease liabilities	¥ 32,857